Headline earnings	6 Months Ended
Jun. 30, 2022
Disclosure of earnings per share [Notes] [Abstract]
Headline earnings	Headline earnings(4)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	298	362	622
Net impairment on property, plant and equipment and right of use asset (1)	—	2	2
Derecognition of assets (1)	1	—	4
(Profit) loss on disposal of tangible assets (1)	1	(1)	(17)
Taxation on net (profit) loss on disposal of tangible assets	—	—	1
Headline earnings (loss)	300	363	612

Headline earnings (loss) per ordinary share (US cents) (2)	71	87	146
Diluted headline earnings (loss) per ordinary share (US cents) (3)	71	87	146

(1) Tax effect has not been disclosed as the tax is less than $1m.
(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.
(4) Headline earnings and headline earnings per share disclosure has been included due to Johannesburg Stock Exchange requirements.

Number of shares
Ordinary shares	418,045,117	417,155,042	417,272,178
Fully vested options	1,949,302	1,834,464	2,483,449
Weighted average number of shares	419,994,419	418,989,506	419,755,627
Dilutive potential of share options	68,524	64,307	301,076
Dilutive number of ordinary shares	420,062,943	419,053,813	420,056,703